Equity-method investees - Summarised Statement of Financial Position and Profit or Loss of Joint Venture (Parenthetical) (Detail)		5 Months Ended	12 Months Ended
	Jul. 27, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Natuzzi Trading (Shanghai) Co., Ltd [member]
Disclosure of subsidiaries [line items]
Ownership interest in joint venture	49.00%	49.00%	49.00%	49.00%